CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (27,959)	$ (415,330)	$ (1,097,167)
Other comprehensive income (loss):
Foreign currency translation adjustments	17,072	13,310	(41,082)
Other	(3,103)	0	0
Other comprehensive income (loss)	13,969	13,310	(41,082)
Total comprehensive loss	(13,990)	(402,020)	(1,138,249)
Comprehensive loss attributable to noncontrolling interests	60,382	88,470	171,762
Comprehensive income (loss) attributable to Melco Resorts & Entertainment Limited	$ 46,392	$ (313,550)	$ (966,487)